Financial assets - Summary of financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Current financial assets	€ 1,987	€ 3,872
Non-current financial assets	1,794	3,294
Total	3,781	7,166
Derivative financial assets
Disclosure of financial assets [line items]
Current financial assets	45	70
Non-current financial assets	259	310
Total	304	380
Financial securities | Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Current financial assets	62	55
Non-current financial assets	335	360
Total	397	415
Financial securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current financial assets	562	538
Non-current financial assets	903	1,322
Total	1,465	1,860
Financial securities | Financial assets at amortised cost
Disclosure of financial assets [line items]
Current financial assets	553	2,390
Non-current financial assets	134	1,106
Total	687	3,496
Financial receivables
Disclosure of financial assets [line items]
Current financial assets	763	788
Non-current financial assets	145	174
Total	908	962
Financial receivables | Factoring of receivables
Disclosure of financial assets [line items]
Current financial assets	603	524
Collateral deposits
Disclosure of financial assets [line items]
Current financial assets	2	31
Non-current financial assets	18	22
Total	€ 20	€ 53